UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global &
International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Emerging Markets Fund

February 28, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 91.57%Δ
Argentina – 2.33%
@Cresud ADR	936,869	$12,029,398
†#Grupo Clarin Class B GDR 144A	353,200	1,693,241
*@IRSA Inversiones y Representaciones ADR	358,400	3,386,880
*Pampa Energia ADR	95,300	1,013,039
		18,122,558
Australia – 0.40%
†Alara Resources	200,832	19,793
*Alumina ADR	406,600	2,207,838
†@Strike Resources	1,398,730	877,234
		3,104,865
Brazil – 10.17%
AES Tiete	597,480	5,808,994
*Banco Santander Brasil ADR	600,000	7,176,000
*†Brasil Foods ADR	84,000	4,142,040
*†Braskem ADR	99,300	1,411,053
Centrais Eletricas Brasileiras	1,681,771	21,767,216
*†Fibria Celulose ADR	313,729	5,756,927
*Itau Unibanco Holding ADR	132,400	2,642,704
Petroleo Brasileiro SA ADR	25,000	1,066,250
Petroleo Brasileiro SP ADR	635,000	24,384,000
*Tim Participacoes ADR	155,000	4,400,450
†Triunfo Participacoes e Investmentos	109,600	383,902
		78,939,536
Chile – 0.24%
Sociedad Quimica y Minera de Chile ADR	50,000	1,827,500
		1,827,500
China – 10.17%☐
†51job ADR	118,300	2,117,570
*China Petroleum & Chemical ADR	45,000	3,563,100
*China Telecom	8,633,078	3,792,682
Datang International Power Generation	7,242,862	3,293,907
†Focus Media Holding ADR	301,829	4,657,221
Fosun International	6,027,374	4,534,896
*†Foxconn International Holdings	1,931,000	1,980,258
†Hollysys Automation Technologies	188,400	1,895,304
*†Huadian Power International	12,002,000	3,293,515
*Huaneng Power International	5,000,000	3,008,245
*Huaneng Power International ADR	352,401	8,404,763
*†Metallurgical	2,167,000	1,239,562
PetroChina	4,242,000	4,738,230
*PetroChina ADR	50,000	5,596,000
*†Shanda Games ADR	600,000	4,962,000
*†Shanda Interactive Entertainment ADR	162,600	7,365,780
*†Sina	125,500	4,746,410
*†Sinopec Shanghai Petrochemical	5,649,782	2,016,220
Sinotrans	7,561,000	2,045,620
*†Sohu.com	8,800	450,648
*†Spreadtrum Communications ADR	213,900	1,401,045
Travelsky Technology	4,849,400	3,898,513
		79,001,489
France – 0.43%
Vallourec	17,646	3,372,408
		3,372,408
Germany – 0.51%
Merck KGaA	50,000	3,935,313
		3,935,313
Hong Kong – 6.37%■
China Mobile ADR	450,000	22,243,500
*China Unicom	6,734,979	8,078,157

China Unicom ADR	400,000	4,868,000
*CNOOC ADR	17,000	2,673,930
First Pacific	5,045,004	2,710,341
Franshion Properties China	12,008,000	3,883,030
†Tom Group	47,824,000	4,990,652
		49,447,610
Hungary – 0.35%
*OTP Bank	99,702	2,743,214
		2,743,214
India – 1.27%
†@Indiabulls Real Estate GDR	102,022	354,016
Oil India	26,650	669,299
*#Reliance Industries GDR 144A	201,224	8,504,008
*†Sify Technologies ADR	179,300	301,224
		9,828,547
Indonesia – 1.82%
Gudang Garam	3,645,273	10,172,401
Tambang Batubara Bukit Asam	2,379,335	3,976,178
		14,148,579
Israel – 0.61%
Israel Chemicals	391,980	4,770,352
		4,770,352
Kazakhstan – 0.04%
†KazMunaiGas Exploration Production GDR	12,918	311,841
		311,841
Luxembourg – 0.30%
Evraz Group GDR	72,500	2,302,600
		2,302,600
Malaysia – 2.35%
†Eastern & Oriental	3,251,700	936,497
Hong Leong Bank	2,097,983	5,179,064
KLCC Property Holdings	3,244,600	3,118,020
Media Prima	2,218,400	1,251,731
Oriental Holdings	2,064,900	3,398,263
†UEM Land Holdings	10,465,650	4,367,415
		18,250,990
Mexico – 4.59%
America Movil Series L ADR	170,000	7,576,900
Cemex ADR	1,300,001	12,428,009
*†Empresas ICA	1,533,989	3,404,353
Fomento Economico Mexicano ADR	125,000	5,350,000
Grupo Televisa ADR	372,800	6,881,888
		35,641,150
Pakistan – 0.22%
@Oil & Gas Development GDR	126,418	1,735,049
		1,735,049
Peru – 0.66%
Cia de Minas Buenaventura ADR	153,100	5,145,691
		5,145,691
Philippines – 0.49%
Philippine Long Distance Telephone ADR	67,800	3,817,140
		3,817,140
Poland – 1.05%
†Enea	175,588	1,095,947
†Polska Grupa Energetyczna	210,021	1,587,827
Polski Koncern Naftowy Orlen	411,252	4,648,183
Telekomunikacja Polska	150,000	801,602
		8,133,559
Republic of Korea – 13.19%
CJ	80,144	4,753,368
Hyundai Elevator	40,821	1,815,831
KB Financial Group ADR	288,293	12,070,828
Korea Electric Power	220,420	7,049,640
Korea Electric Power ADR	689,300	11,118,409
KT	213,064	8,191,943
KT ADR	200,000	3,836,000
*LG Display ADR	302,400	4,548,096
Lotte Chilsung Beverage	5,009	3,501,982
Lotte Confectionery	4,991	5,266,366
*POSCO ADR	40,000	4,618,400
Samsung Electronics	21,558	13,826,854

†SK Communications	171,609	2,196,891
SK Energy	45,253	4,174,199
SK Holdings	16,519	1,230,381
SK Telecom	21,731	3,231,550
*SK Telecom ADR	660,438	11,016,106
		102,446,844
Russia – 7.35%
†@Chelyabinsk Zink Plant GDR	143,300	533,793
†=Enel OGK-5 GDR	21,159	83,654
†Gazprom ADR	823,700	18,319,088
*LUKOIL ADR	101,920	5,421,125
LUKOIL ADR (London International Exchange)	90,000	4,725,000
†MMC Norilsk Nickel ADR	216,685	3,248,108
Mobile TeleSystems ADR	99,900	5,229,765
Sberbank	4,112,333	10,301,394
†Surgutneftegaz ADR	400,000	3,268,000
†=@TGK-5 GDR	8,772	14,652
*†VTB Bank GDR	1,232,482	5,936,989
		57,081,568
South Africa – 9.50%
*†Anglo Platinum	40,000	3,699,676
ArcelorMittal Steel South Africa	765,766	11,565,297
†Blue Label Telecoms	635,328	390,655
*Gold Fields ADR	431,300	4,955,637
Impala Platinum Holdings	196,836	4,786,491
JD Group	723,137	4,006,507
MTN Group	184,354	2,670,448
Sasol	272,003	9,927,669
Standard Bank Group	610,460	8,491,911
†Sun International	290,543	3,460,188
Telkom	153,106	664,946
Tongaat Hulett	328,651	4,176,101
Vodacom Group	2,151,042	14,966,798
		73,762,324
Taiwan – 5.51%
Chunghwa Telecom ADR	375,000	7,005,001
†Evergreen Marine	6,140,000	3,669,094
Formosa Chemicals & Fibre	3,007,003	6,785,175
HTC	405,000	4,084,034
†Polaris Securities	3,119,000	1,524,068
President Chain Store	1,407,372	3,302,704
Taiwan Semiconductor Manufacturing	3,494,632	6,395,405
†United Microelectronics	13,595,356	6,537,449
Walsin Lihwa	10,711,756	3,500,574
		42,803,504
Thailand – 2.67%
Bangkok Bank-Foreign	1,015,349	3,638,859
@PTT Exploration & Production-Foreign	1,131,800	4,620,989
Siam Cement NVDR	1,843,843	12,435,414
		20,695,262
Turkey – 3.10%
†Alarko Gayrimenkul Yatirim Ortakligi	97,776	979,846
Alarko Holding	1,970,440	4,611,749
Turk Sise ve Cam Fabrikalari	3,893,779	4,531,456
Turkcell Iletisim Hizmet	715,275	4,185,193
Turkiye Is Bankasi Class C	1,784,012	4,936,687
Yazicilar Holding Class A	832,584	4,844,673
		24,089,604
United Kingdom – 1.17%
†Anglo American	132,917	4,843,478
†Anglo American ADR	118,000	2,146,727
†@Griffin Mining	3,056,187	1,980,791
†Mwana Africa	781,129	142,947
		9,113,943
United States – 4.71%
Bank of America	625,000	10,412,500
*Bunge	180,800	10,773,872
†Google Class A	12,000	6,321,600
*†MEMC Electronic Materials	745,600	9,029,216
		36,537,188
Total Common Stock (cost $737,482,450)		711,110,228

Convertible Preferred Stock – 1.10%Δ
Cayman Islands – 1.10%
LDK Solar 4.75% exercise price $39.29, expiration date 4/15/13	12,100,000	8,591,000
Total Convertible Preferred Stock (cost $8,722,862)		8,591,000

Preferred Stock – 6.28%Δ
Brazil – 3.79%
†Braskem Class A	541,994	3,823,935
Jereissati Participacoes 2.65%	2,613,405	2,198,144
Vale Class A 2.19%	950,000	23,377,417
		29,399,496
Malaysia – 0.06%
†@Eastern & Oriental 8.00%	1,625,850	473,027
		473,027
Republic of Korea – 1.89%
Hyundai Motor 3.10%	41,547	1,489,961
Samsung Electronics 1.58%	31,362	13,180,151
		14,670,112
Russia – 0.54%
@AK Transneft 0.90%	5,498	4,233,460
		4,233,460
Total Preferred Stock (cost $33,251,370)		48,776,095

Participation Notes – 0.06%
†@#=Lehman Indian Oil CW 12 LEPO 144A	172,132	71,100
†#=Lehman Oil & Natural Gas CW 12 LEPO 144A	254,590	370,281
Total Participation Notes (cost $8,559,057)		441,381

Warrant – 0.00%Δ
Malaysia – 0.00%
†@Media Prima exercise price MYR 1.80, expiration date 12/31/14	63,382	9,965
Total Warrant (cost $0)		9,965

Total Value of Securities Before Securities Lending Collateral – 99.01%
(cost $788,015,739)		768,928,669

Securities Lending Collateral** – 2.48%
Investment Companies
Mellon GSL DBT II Collateral Fund	16,011,327	16,011,327
BNY Mellon SL DBT II Liquidating Fund	3,222,749	3,192,133
@†Mellon GSL Reinvestment Trust II	396,304	16,843
Total Securities Lending Collateral (cost $19,630,380)		19,220,303

Total Value of Securities – 101.49%
(cost $807,646,119)		788,148,972	©
Obligation to Return Securities Lending Collateral** – (2.53%)		(19,630,380)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.04%		8,068,123
Net Assets Applicable to 60,786,563 Shares Outstanding – 100.00%		$776,586,715

ΔSecurities have been classified by country of origin.
@Illiquid security. At February 28, 2010, the aggregate amount of illiquid securities was $30,337,197, which represented 3.91% of the Fund's net assets. See Note 5 in "Notes."
†Non income producing security.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2010, the aggregate amount of Rule 144A securities was $10,638,630, which represented 1.37% of the Fund's net assets. See Note 5 in "Notes."
*Fully or partially on loan.
☐Securities listed and traded on the Hong Kong Stock Exchange.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At February 28, 2010, the aggregate amount of fair valued securities was $539,687 which represented 0.07% of the Fund's net assets. See Note 1 in "Notes."
** See Note 4 in “Notes.”
©Includes $18,859,693 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
BRL – Brazilian Real
EUR – European Monetary Unit
GDR – Global Depositary Receipts
IDR – Indonesia Rupiah
LEPO – Low Price Exercise Option
MYR – Malaysian Ringgit
NVDR – Non-Voting Depositary Receipts
USD – United States Dollar

1The following foreign currency exchange contracts were outstanding at February 28, 2010:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Depreciation
BRL	(351,459)	USD	192,686	3/2/10	$1,625
EUR	2,885,322	USD	(3,946,543)	3/1/10	17,621
IDR	(110,258,340)	USD	11,799	3/1/10	6
					$19,252

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Emerging Markets Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2006 – November 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At February 28, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$810,260,809
Aggregate unrealized appreciation	$105,589,459
Aggregate unrealized depreciation	(127,701,296)
Net unrealized deprecation	$(22,111,837)

For federal income tax purposes, at November 30, 2009, capital loss carryforwards of $17,254,268 may be carried forward and applied against future capital gains. Such capital loss carryforwards expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$705,436,905	$5,575,017	$98,306	$711,110,228
Other	48,786,060	8,591,000	441,381	57,818,441
Securities Lending Collateral	16,011,327	3,192,133	16,843	19,220,303
Total	$770,234,292	$17,358,150	$556,530	$788,148,972

Foreign Currency Exchange Contracts	$-	$(19,252)	$-	$(19,252)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities
	Common		Lending	Total
	Stock	Other	Collateral	Fund
Balance as of 11/30/09	$80,000	$906,336	$16,843	$1,003,179
Transfers into Level 3	105,246	-	-	105,246
Transfers out of Level 3	-	(634,279)	-	(634,279)
Net change in unrealized
appreciation/depreciation	(86,940)	169,324	-	82,384
Balance as of 2/28/10	$98,306	$441,381	$16,843	$556,530

Net change in unrealized
appreciation/depreciation from
investments still held as of 2/28/10	$(86,940)	$169,324	$-	$82,384

In January 2010, the Financial Accounting Standard Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending November 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund's assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 28, 2010, the value of securities on loan was $18,859,693, for which cash collateral was received and invested in accordance with the Lending Agreement. At February 28, 2010, the value of invested collateral was $19,220,303. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company, Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP, and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On March 16, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to February 28, 2010 through April 26, 2010, the date of issuance of the Fund’s schedule of investments, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Global Value Fund

February 28, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.63%Δ
Australia – 1.31%
Coca-Cola Amatil	49,998	$502,608
		502,608
Brazil – 1.98%
Petroleo Brasileiro ADR	12,700	487,680
*Vale ADR	9,700	270,242
		757,922
Canada – 5.51%
Agrium	9,300	602,175
†CGI Group Class A	67,170	944,798
*TELUS	17,257	566,322
		2,113,295
China – 3.86%☐
Chaoda Modern Agriculture Holdings	512,000	554,084
CNOOC	370,000	583,458
†Sohu.com	6,700	343,107
		1,480,649
Denmark – 0.66%
Novo Nordisk Class B	3,581	252,910
		252,910
Finland – 1.51%
Nokia	42,832	577,119
		577,119
France – 10.11%
*AXA	14,856	299,092
*Compagnie de Saint-Gobain	9,932	466,862
Lafarge	6,886	446,611
*PPR	3,213	368,781
Publicis Groupe	8,492	334,996
Sanofi-Aventis	3,783	276,728
Teleperformance	14,562	464,199
*Total	4,347	242,573
Vallourec	2,046	391,020
Vivendi	23,254	585,803
		3,876,665
Germany – 2.92%
Bayerische Motoren Werke	8,746	354,663
Deutsche Post	27,422	445,099
Metro	6,209	318,365
		1,118,127
Hong Kong – 2.77%■
Esprit Holdings	74,748	533,023
Techtronic Industries	172,500	132,009
Yue Yuen Industrial Holdings	134,000	399,652
		1,064,684
Italy – 3.25%
Finmeccanica	29,145	376,826
Parmalat	198,856	501,759
UniCredit	145,277	367,359
		1,245,944
Japan – 8.47%
*Asahi Glass	54,500	544,202
Astellas Pharma	14,700	553,547
*Don Quijote	19,000	481,256
ITOCHU	65,853	530,798
Mitsubishi UFJ Financial Group	86,054	434,968
Round One	26,429	170,183
Toyota Motor	14,250	534,195
		3,249,149

Luxembourg – 0.73%
*ArcelorMittal	7,313	278,528
		278,528
Netherlands – 1.21%
Koninklijke Philips Electronics	15,832	462,860
		462,860
Singapore – 1.44%
Singapore Airlines	52,067	551,154
		551,154
Spain – 1.40%
Banco Santander	41,436	538,787
		538,787
Sweden – 2.74%
*†Autoliv	13,100	584,391
Nordea Bank FDR	47,959	465,630
		1,050,021
Switzerland – 2.36%
Novartis	7,829	435,410
†Transocean	5,900	470,938
		906,348
Taiwan – 1.02%
Chunghwa Telecom ADR	20,940	391,159
		391,159
United Kingdom – 6.11%
AstraZeneca	5,246	230,724
@Greggs	49,462	311,750
National Grid	44,297	440,783
Standard Chartered	15,706	374,364
Tomkins	133,230	391,520
Vodafone Group	164,316	354,573
WPP Group	25,814	237,970
		2,341,684
United States – 40.27%
*†AGCO	11,300	387,025
American Express	15,900	607,221
Archer-Daniels-Midland	21,300	625,368
AT&T	20,300	503,643
Ball	11,800	637,672
Black & Decker	6,000	434,820
Carnival	16,000	575,360
Caterpillar	9,400	536,270
CenturyTel	16,900	579,163
Chesapeake Energy	20,200	536,714
Chevron	7,100	513,330
*Cintas	15,200	376,808
†Convergys	48,300	596,022
Cooper Industries Class A	12,800	580,608
†Dell	44,100	583,443
Discover Financial Services	38,900	530,985
FedEx	6,200	525,512
*†Imation	22,500	207,000
Intel	18,700	383,911
International Business Machines	3,800	483,208
†Investment Technology Group	26,100	444,222
JPMorgan Chase	13,900	583,383
Lockheed Martin	7,600	590,976
Lowe's	26,900	637,799
Microsoft	21,300	610,458
*†Mylan	36,500	778,910
Pfizer	27,100	475,605
Travelers	10,400	546,936
Walgreen	16,200	570,888
		15,443,260
Total Common Stock (cost $38,039,153)		38,202,873

Total Value of Securities Before Securities Lending Collateral – 99.63%
(cost $38,039,153)		38,202,873

Securities Lending Collateral** – 9.89%
Investment Companies
Mellon GSL DBT II Collateral Fund	2,581,927	2,581,927
BNY Mellon SL DBT II Liquidating Fund	1,214,906	1,203,364

@†Mellon GSL Reinvestment Trust II	149,675	6,361
Total Securities Lending Collateral (cost $3,946,508)		3,791,652

Total Value of Securities – 109.52%
(cost $41,985,661)		41,994,525	©
Obligation to Return Securities Lending Collateral** – (10.29%)		(3,946,508)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.77%		296,960
Net Assets Applicable to 4,955,653 Shares Outstanding – 100.00%		$38,344,977

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
†Non income producing security.
☐Securities listed and traded on the Hong Kong Stock Exchange.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
@Illiquid security. At February 28, 2010, the aggregate amount of illiquid securities was $318,111, which represented 0.83% of the Fund's net assets. See Note 5 in "Notes."
**See Note 4 in “Notes.”
©Includes $3,792,562 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
FDR – Fiduciary Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Global Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2006 – November 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At February 28, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$43,103,442
Aggregate unrealized appreciation	$4,116,401
Aggregate unrealized depreciation	(5,225,318)
Net unrealized depreciation	$(1,108,917)

For federal income tax purposes, at November 30, 2009, capital loss carryforwards of $29,203,889 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $16,661,212 expires in 2016 and $12,542,677 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$38,202,873	$-	$-	$38,202,873
Securities Lending Collateral	2,581,927	1,203,364	6,361	3,791,652
Total	$40,784,800	$1,203,364	$6,361	$41,994,525

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 11/30/09	$6,361
Net change in unrealized
appreciation/depreciation	-
Balance as of 2/28/10	$6,361

Net change in unrealized
appreciation/depreciation on
investments still held as of 2/28/10	$-

In January 2010, the Financial Accounting Standard Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending November 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at February 28, 2010.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 28, 2010, the value of securities on loan was $3,792,562, for which cash collateral was received and invested in accordance with the Lending Agreement. At February 28, 2010, the value of invested collateral was $3,791,651. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of February 28, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP) and Delaware Service Company, Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

6. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to February 28, 2010 through April 26, 2010, the date of issuance of the Fund's schedule of investments, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's schedule of investments.

Schedule of Investments (Unaudited)

Delaware International Value Equity Fund

February 28, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 100.35%Δ
Australia – 2.88%
*Coca-Cola Amatil	659,369	$6,628,345
Telstra	1,086,815	2,891,984
		9,520,329
Brazil – 3.17%
Petroleo Brasileiro ADR	181,400	6,965,760
*Vale ADR	126,900	3,535,434
		10,501,194
Canada – 9.63%
*Agrium	133,900	8,670,025
†CGI Group Class A	1,126,509	15,845,213
*TELUS	224,203	7,357,660
		31,872,898
China – 5.87%☐
Chaoda Modern Agriculture Holdings	6,704,000	7,255,037
CNOOC	4,818,000	7,597,567
*†Sohu.com	89,600	4,588,416
		19,441,020
Denmark – 1.15%
Novo Nordisk Class B	53,846	3,802,899
		3,802,899
Finland – 2.26%
Nokia	554,360	7,469,459
		7,469,459
France – 16.50%
*AXA	257,604	5,186,273
*Compagnie de Saint-Gobain	128,437	6,037,295
*Lafarge	81,589	5,291,681
*PPR	41,415	4,753,518
*Publicis Groupe	155,783	6,145,398
Sanofi-Aventis	46,463	3,398,793
Teleperformance	243,889	7,774,546
*Total	56,040	3,127,170
Vallourec	27,533	5,261,958
Vivendi	303,337	7,641,499
		54,618,131
Germany – 5.63%
*Bayerische Motoren Werke	166,075	6,734,578
Deutsche Post	357,959	5,810,199
Metro	119,140	6,108,881
		18,653,658
Hong Kong – 5.67%■
*Esprit Holdings	1,060,724	7,563,911
*Techtronic Industries	7,481,500	5,725,343
Yue Yuen Industrial Holdings	1,834,500	5,471,357
		18,760,611
Italy – 5.17%
Finmeccanica	419,007	5,417,485
Parmalat	2,727,942	6,883,225
UniCredit	1,902,020	4,809,594
		17,110,304

Japan – 13.39%
Asahi Glass	732,900	7,318,274
Astellas Pharma	189,600	7,139,615
*Don Quijote	248,900	6,304,458
ITOCHU	850,660	6,856,609
Mitsubishi UFJ Financial Group	1,413,957	7,146,985
Round One	430,922	2,774,821
Toyota Motor	180,600	6,770,213
		44,310,975
Luxembourg – 1.09%
*ArcelorMittal	95,188	3,625,401
		3,625,401
Netherlands – 2.06%
Koninklijke Philips Electronics	233,629	6,830,307
		6,830,307
Singapore – 2.24%
Singapore Airlines	699,873	7,408,487
		7,408,487
Spain – 2.06%
Banco Santander	524,047	6,814,117
		6,814,117
Sweden – 4.21%
*†Autoliv	168,400	7,512,324
*Nordea Bank	658,882	6,431,949
		13,944,273
Switzerland – 4.22%
*Novartis	144,590	8,041,376
†Transocean	74,100	5,914,662
		13,956,038
Taiwan – 1.69%
Chunghwa Telecom ADR	300,095	5,605,784
		5,605,784
United Kingdom – 11.46%
AstraZeneca	64,448	2,834,487
*@Greggs	805,135	5,074,625
National Grid	672,331	6,690,113
Standard Chartered	284,887	6,790,495
Tomkins	2,199,218	6,462,787
Vodafone Group	2,903,383	6,265,138
WPP Group	412,218	3,800,083
		37,917,728
Total Common Stock (cost $348,924,826)		332,163,613

	Principal
	Amount (U.S. $)
≠Discount Note – 0.24%
Federal Home Loan Bank 0.06% 3/1/10	$778,005	778,005
Total Discount Note (cost $778,005)		778,005

Total Value of Securities Before Securities Lending Collateral – 100.59%
(cost $349,702,831)		332,941,618

	Number of
	Shares
Securities Lending Collateral** – 16.75%
Investment Companies
Mellon GSL DBT II Collateral Fund	45,803,198	45,803,198
BNY Mellon SL DBT II Liquidating Fund	9,675,236	9,583,321
@†Mellon GSL Reinvestment Trust II	1,554,050	66,047
Total Securities Lending Collateral (cost $57,032,484)		55,452,566

Total Value of Securities – 117.34%
(cost $406,735,315)	388,394,184 ©
Obligation to Return Securities Lending Collateral** – (17.23%)	(57,032,484)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.11%)	(366,968)
Net Assets Applicable to 30,866,877 Shares Outstanding – 100.00%	$330,994,732

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
†Non income producing security.
*Securities listed and traded on the Hong Kong Stock Exchange.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
@Illiquid security. At February 28, 2010, the aggregate amount of illiquid securities was $5,140,672, which represented 1.55% of the Fund’s net assets. See Note 5 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes."
©Includes $54,066,708 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware International Value Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2006 – November 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At February 28, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$413,051,477
Aggregate unrealized appreciation	$35,752,129
Aggregate unrealized depreciation	(60,409,422)
Net unrealized depreciation	$(24,657,293)

For federal income tax purposes, at November 30, 2009, capital loss carryforwards of $206,971,426 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $93,681,845 expires in 2016 and $113,289,581 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$332,163,613	$-	$-	$332,163,613
Short-Term	-	778,005	-	778,005
Securities Lending Collateral	45,803,198	9,583,321	66,047	55,452,566
Total	$377,966,811	$10,361,326	$66,047	$388,394,184

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 11/30/09	$66,047
Net change in unrealized
appreciation/depreciation	-
Balance as of 2/28/10	$66,047

Net change in unrealized
appreciation/depreciation
from investments still held
as of 2/28/10	$-

In January 2010, the Financial Accounting Standard Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending November 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at February 28, 2010.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund's assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 28, 2010, the value of securities on loan was $54,066,708, for which cash collateral was received and invested in accordance with the Lending Agreement. At February 28, 2010, the value of invested collateral was $55,452,566. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of February 28, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company, Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP, and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to February 28, 2010 through April 26, 2010, the date of issuance of the Fund’s schedule of investments, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Focus Global Growth Fund

February 28, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.63%Δ
Australia – 3.06%
BHP Billiton ADR	2,025	$148,493
		148,493
Brazil – 7.07%
BM&F Bovespa	21,600	140,681
Natura Cosmeticos	6,000	110,627
Redecard	6,300	91,616
		342,924
Canada – 2.74%
†Research in Motion	1,875	132,900
		132,900
Denmark – 3.23%
Novo Nordisk Class B	2,220	156,789
		156,789
France – 2.89%
Accor	2,775	140,360
		140,360
India – 2.46%
Infosys Technologies ADR	2,100	119,490
		119,490
Japan – 1.68%
Nintendo	300	81,628
		81,628
Mexico – 2.28%
Grupo Televisa ADR	6,000	110,760
		110,760
Netherlands – 3.22%
Core Laboratories	1,260	156,278
		156,278
Singapore – 2.20%
Singapore Exchange	19,500	106,954
		106,954
Switzerland – 12.92%
Julius Baer Group	3,000	93,322
Kuehne & Nagel International	1,440	130,617
Roche Holding	660	110,210
SGS	114	152,586
Syngenta ADR	2,700	140,157
		626,892
Taiwan – 2.41%
Taiwan Semiconductor Manufacturing ADR	12,000	117,000
		117,000
United Kingdom – 2.61%
Intertek Group	6,467	126,532
		126,532
United States – 50.86%
Allergan	2,550	148,997
†Apple	660	135,049
Bank of New York Mellon	4,050	115,506
†Crown Castle International	3,750	141,750
†Gilead Sciences	3,675	174,967
†Google Class A	210	110,628
†IntercontinentalExchange	1,425	152,888
†Intuit	4,800	155,328
MasterCard Class A	660	148,084
NIKE Class B	2,250	152,100
optionsXpress Holdings	6,600	104,346
†priceline.com	675	153,063
QUALCOMM	3,000	110,070
Staples	4,500	115,920
†Teradata	4,050	123,485
Thomson Reuters	4,650	161,393
UnitedHealth Group	3,300	111,738
†Verisign	6,150	153,258
		2,468,570
Total Common Stock (cost $3,569,980)		4,835,570

	Principal
	Amount (U.S.$)
≠Discount Note – 0.45%
Federal Home Loan Bank 0.06% 3/1/10	$22,000	22,000
Total Discount Note (cost $22,000)		22,000

Total Value of Securities – 100.08%
(cost $3,591,980)		4,857,570
Liabilities Net of Receivables and Other Assets (See Notes) – (0.08%)		(3,824)
Net Assets Applicable to 421,747 Shares Outstanding – 100.00%		$4,853,746

ΔSecurities have been classified by country of origin.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Focus Global Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for the open tax year ended November 30, 2009, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At February 28, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$3,592,096
Aggregate unrealized appreciation	$1,320,532
Aggregate unrealized depreciation	(55,058)
Net unrealized appreciation	$1,265,474

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of February 28, 2010:

	Level 1	Level 2	Total
Common Stock	$4,835,570	$-	$4,835,570
Short-Term	-	22,000	22,000
Total	$4,835,570	$22,000	$4,857,570

There were no level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standard Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending November 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at February 28, 2010.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of February 28, 2010.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of February 28, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

6. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP) and Delaware Service Company, Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to February 28, 2010 through April 26, 2010, the date of issuance of the Fund’s schedule of investments, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Macquarie Global Infrastructure Fund

February 28, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.27%Δ
Australia – 9.47%
†Asciano Group	14,300	$23,062
Intoll Group	24,152	24,344
MAp Group	19,857	55,508
#Spark Infrastructure 144A	12,808	16,295
Transurban Group	16,472	77,331
		196,540
Brazil – 1.54%
Cia de Concessoes Rodoviarias	600	12,550
Energias do Brasil	1,000	19,423
		31,973
Canada – 9.41%
Enbridge	2,230	98,847
TransaCanada	2,920	96,519
		195,366
China – 5.57%☐
†Beijing Capital International Airport Class H	34,200	18,726
Dalian Port	64,600	26,799
Jiangsu Expressway Class H	30,300	28,145
Zhejiang Expressway Class H	46,500	42,055
		115,725
France – 11.48%
Aeroports de Paris	875	69,106
EDF	937	46,966
GDF Suez	1,793	65,848
Groupe Eurotunnel	887	9,009
Vinci	907	47,488
		238,417
Germany – 8.44%
E.ON	1,499	53,336
Fraport	587	29,527
Hamburger Hafen und Logistik	1,800	66,019
RWE	310	26,299
		175,181
Hong Kong – 3.88%■
Cheung Kong Infrastructure Holdings	4,200	15,800
China Merchants Holdings International	17,980	64,744
		80,544
Italy – 4.81%
Atlantia	3,313	76,422
Enel	4,320	23,427
		99,849
Japan – 3.79%
Japan Airport Terminal	1,470	22,208
Kamigumi	3,460	26,993
Tokyo Electric Power	475	13,042
Tokyo Gas	3,750	16,338
		78,581
Mexico – 1.29%
Grupo Aeroportuario del Pacifico ADR	616	20,901
Grupo Aeroportuario del Sureste ADR	112	5,978
		26,879
Netherlands – 1.35%
Vopak	380	27,947
		27,947
New Zealand – 0.66%
Auckland International Airport	10,500	13,637
		13,637
Philippines – 0.63%
International Container Terminal Services	28,800	13,091
		13,091
Portugal – 0.52%
Brisa Auto-Estradas de Portugal	1,350	10,818
		10,818
Spain – 6.48%
Abertis Infraestructuras	3,903	73,556
Gas Natural	700	12,840
Iberdrola	1,680	13,529
Red Electrica	688	34,626
		134,551

Switzerland – 1.21%
Flughafen Zuerich	84	25,020
		25,020
United Kingdom – 1.22%
Severn Trent	1,430	25,428
		25,428
United States – 23.52%
American Electric Power	830	27,905
El Paso	2,500	26,175
Entergy	245	18,613
Enterprise Products Partners	1,400	45,864
Exelon	480	20,784
FirstEnergy	675	26,089
FPL Group	350	16,230
ITC Holdings	540	28,825
Magellan Midstream Partners	810	36,645
PG&E	960	40,243
Public Service Enterprise Group	650	19,318
Southern	650	20,651
Spectra Energy	4,120	89,815
Williams	3,300	71,081
		488,238
Total Common Stock (cost $2,059,587)		1,977,785

	Principal
	Amount (U.S.$)
Short Term Investments – 3.85%
≠Discount Note – 3.85%
Federal Home Loan Bank 0.06% 3/1/10	$80,001	80,001
Total Discount Note (cost $80,001)		80,001

Total Value of Securities – 99.12%
(cost $2,139,588)		2,057,786
Receivables and Other Assets Net of Liabilities (See Notes) – 0.88%		18,245
Net Assets Applicable to 254,390 Shares Outstanding – 100.00%		$2,076,031

ΔSecurities have been classified by country of origin.
†Non income producing security.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2010, the aggregate amount of Rule 144A securities was $16,295, which represented 0.78% of the Fund’s net assets. See Note 5 in "Notes."
☐Securities listed and traded on the Hong Kong Stock Exchange.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depository Receipts
AUD – Australian Dollar
EUR – European Monetary Unit
HKD – Hong Kong Dollar
USD – United States Dollar

1The following foreign currency exchange contracts were outstanding at February 28, 2010:

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(11,847)	USD	10,453	3/1/10	$(157)
AUD	9,057	USD	(8,046)	3/2/10	65
EUR	11,830	USD	(16,030)	3/2/10	79
HKD	60,248	USD	(7,760)	3/1/10	2
					(11)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Macquarie Global Infrastructure Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At February 28, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,139,588
Aggregate unrealized appreciation	$31,174
Aggregate unrealized depreciation	(112,976)
Net unrealized depreciation	$(81,802)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of February 28, 2010:

	Level 1	Level 2	Total
Common Stock	$1,977,785	$-	$1,977,785
Short-Term	-	80,001	80,001
Total	$1,977,785	$80,001	$2,057,786

Foreign Currency Exchange Contracts	$-	$(11)	$(11)

There were no level 3 securities at end of the period.

In January 2010, the Financial Accounting Standard Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending November 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts - The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of February 28, 2010.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Because the Fund concentrates its investments in securities issued by companies principally engaged in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political, and other changes affecting such entities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of February 28, 2010 no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company, Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP, and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to February 28, 2010 through April 26, 2010, the date of issuance of the Fund’s schedule of investments, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: